Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 10,953,072	¥ 10,512,631	¥ 10,639,931
Other comprehensive income, net of tax
Foreign currency translation differences	26,216	426,145	(152,542)
Fair value changes on financial assets measured at fair value through other comprehensive income	500	5,324	(1,812)
Value of employee services and business cooperation arrangements (Note 27)	14,497	13,361	25,409
Vesting of shares under Restricted Share Unit Scheme		(4,720)	(700)
Exercise of shares under share option Scheme		331	2,345
Transactions with non-controlling interests	(4,434)
Balance at Ending	10,989,851	10,953,072	10,512,631
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000	1,200,000	1,200,000
Other comprehensive income, net of tax
Balance at Ending	1,200,000	1,200,000	1,200,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	9,627,159	9,627,159	9,627,159
Other comprehensive income, net of tax
Balance at Ending	9,627,159	9,627,159	9,627,159
Sharebased compensation reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	209,603	200,631	173,577
Other comprehensive income, net of tax
Value of employee services and business cooperation arrangements (Note 27)	14,497	13,361	25,409
Vesting of shares under Restricted Share Unit Scheme		(4,720)	(700)
Exercise of shares under share option Scheme		331	2,345
Balance at Ending	224,100	209,603	200,631
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	140,471	(285,674)	(133,132)
Other comprehensive income, net of tax
Foreign currency translation differences	26,216	426,145	(152,542)
Balance at Ending	166,687	140,471	(285,674)
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(224,161)	(229,485)	(227,673)
Other comprehensive income, net of tax
Fair value changes on financial assets measured at fair value through other comprehensive income	500	5,324	(1,812)
Transactions with non-controlling interests	(4,434)
Balance at Ending	¥ (228,095)	¥ (224,161)	¥ (229,485)